Annual Fund Operating Expenses	12 Months Ended
	Dec. 31, 2012
Vanguard Institutional Index Fund - Institutional Shares | Vanguard Institutional Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.04%
Vanguard Institutional Index Fund - Institutional Plus Shares | Vanguard Institutional Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.02%
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares | Vanguard Institutional Total Stock Market Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.04%	[1]
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares | Vanguard Institutional Total Stock Market Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.02%	[1]

[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.